VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 2.1%
AGL Energy Ltd.	207,021	$1,128,757
Belgium: 2.1%
Anheuser-Busch InBev SA	19,420	1,166,188
China: 28.9%
Anhui Conch Cement Co. Ltd.	246,047	970,976
ANTA Sports Products Ltd. (HKD)	45,000	585,341
ASMPT Ltd. (HKD)	148,100	1,051,902
Baidu, Inc. (HKD) *	38,200	544,795
Beijing Enterprises Holdings Ltd. (HKD)	177,000	565,162
BOC Hong Kong Holdings Ltd. (HKD)	325,500	1,105,077
China Gas Holdings Ltd. (HKD)	444,400	644,093
China Merchants Bank Co. Ltd.	102,000	546,452
CLP Holdings Ltd. (HKD)	76,500	557,382
JD.com, Inc. (HKD)	18,800	524,866
Link REIT (HKD)	81,000	592,742
Midea Group Co. Ltd.	62,099	463,043
NetEase, Inc. (HKD)	30,900	448,202
Shanghai Junshi Biosciences Co. Ltd. *	136,569	1,231,305
Shanghai Pharmaceuticals Holding Co. Ltd.	193,500	498,135
Shanghai Pharmaceuticals Holding Co. Ltd. (HKD)	346,900	575,944
Sino Biopharmaceutical Ltd. (HKD)	1,962,000	1,142,585
Sinopharm Group Co. Ltd. (HKD)	446,000	1,128,949
Tencent Holdings Ltd. (HKD)	14,000	593,643
WH Group Ltd. (HKD) 144A	1,705,500	994,776
Yum China Holdings, Inc. (USD)	20,165	1,102,017
		15,867,387
Denmark: 2.4%
Danske Bank A/S	66,052	1,298,815
France: 7.8%
Accor SA *	40,872	1,016,608
Airbus SE	10,375	1,229,925
Alstom SA †	21,823	532,338
Safran SA	5,086	635,137
Ubisoft Entertainment SA *	14,280	402,216
Worldline SA 144A *	12,350	482,210
		4,298,434
Germany: 6.0%
Bayer AG	9,586	491,917
Bayerische Motoren Werke AG	12,927	1,141,070
Fresenius SE & Co. KGaA	19,669	547,750
HeidelbergCement AG	10,209	576,764
Infineon Technologies AG	16,849	510,542
		3,268,043
	Number of Shares	Value
Hong Kong: 1.1%
Hong Kong Exchanges & Clearing Ltd.	13,700	$588,730
Israel: 0.8%
Nice Ltd. *	2,410	461,870
Italy: 1.0%
Leonardo SpA	65,477	563,035
Japan: 6.0%
Kao Corp. †	13,600	537,041
MEIJI Holdings Co. Ltd.	22,500	1,147,147
Mitsubishi Electric Corp.	53,200	524,339
Murata Manufacturing Co. Ltd.	9,900	485,612
Nabtesco Corp.	22,800	575,217
		3,269,356
Netherlands: 5.4%
ABN AMRO Bank NV 144A	91,417	1,262,154
Akzo Nobel NV	7,959	532,473
ING Groep NV	97,505	1,184,172
		2,978,799
Singapore: 2.0%
Oversea-Chinese Banking
Corp. Ltd.	60,800	552,297
United Overseas Bank Ltd.	24,200	553,577
		1,105,874
South Korea: 3.9%
KT Corp. *	38,701	1,035,842
Samsung Electro-Mechanics Co. Ltd. *	10,777	1,119,221
		2,155,063
Spain: 1.1%
Industria de Diseno Textil SA	22,271	589,772
Sweden: 1.1%
Swedbank AB	34,960	595,513
Switzerland: 6.1%
Chugai Pharmaceutical Co. Ltd. (JPY)	20,500	520,095
Dufry AG *	27,652	1,151,422
STMicroelectronics NV (EUR)	28,981	1,026,791
Swatch Group AG	2,212	628,322
		3,326,630
Taiwan: 3.7%
MediaTek, Inc.	50,000	1,010,946
Taiwan Semiconductor Manufacturing Co. Ltd.	69,000	1,002,119
		2,013,065
United Kingdom: 16.6%
BT Group Plc	708,864	952,371
Experian Plc	15,372	518,019
GSK Plc	60,983	1,048,709
Hang Seng Bank Ltd. (HKD)	33,200	550,705
HSBC Holdings Plc	174,605	1,076,705
Imperial Brands Plc	44,389	1,100,246
Lloyds Banking Group Plc	1,893,152	1,027,948
Smith & Nephew Plc	41,038	545,313
Swire Properties Ltd. (HKD)	457,800	1,159,633

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VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

(continued)

	Number of Shares	Value
United Kingdom (continued)
WPP Plc	111,836	$1,099,409
		9,079,058
United States: 2.0%
BRP, Inc. (CAD) †	14,368	1,094,659
Total Common Stocks (Cost: $55,183,602)		54,849,048
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2%
Money Market Fund: 0.2% (Cost: $103,139)
State Street Navigator Securities Lending Government Money Market Portfolio	103,139	$103,139
Total Investments: 100.3% (Cost: $55,286,741)		54,952,187
Liabilities in excess of other assets: (0.3)%		(156,820)
NET ASSETS: 100.0%		$54,795,367

Definitions:

CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,078,827.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,739,140, or 5.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	18.9%	$10,342,144
Consumer Discretionary	15.2	8,297,123
Health Care	14.1	7,730,701
Information Technology	13.0	7,151,213
Communication Services	9.2	5,076,478
Consumer Staples	9.0	4,945,399
Industrials	8.3	4,578,010
Utilities	5.3	2,895,393
Materials	3.8	2,080,212
Real Estate	3.2	1,752,375
	100.0%	$54,849,048
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